STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 26, 2014
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 26, 2014, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 27, 2013	18,466	$ 22.09
Granted	1,400	45.43
Exercised	2,447	17.45
Forfeited	17	32.40
Outstanding at October 26, 2014	17,402	$ 24.61	5.3 yrs	$ 486,023
Exercisable at October 26, 2014	12,444	$ 20.76	4.3 yrs	$ 395,462

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Weighted-average grant date fair value	$ 9.70	$ 5.50	$ 5.64
Intrinsic value of exercised options	$ 74,972	$ 77,610	$ 30,210

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Risk-free interest rate	2.5%	1.4%	1.8%
Dividend yield	1.8%	2.1%	2.0%
Stock price volatility	20.0%	20.0%	21.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

A reconciliation of the nonvested shares (in thousands) as of October 26, 2014, and changes during the fiscal year then ended, is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 27, 2013	112	$ 24.77
Granted	40	44.12
Vested	77	27.14
Forfeited	5	19.56
Nonvested at October 26, 2014	70	$ 33.58

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Weighted-average grant date fair value	$ 44.12	$ 35.42	$ 28.98
Fair value of nonvested shares granted	$ 1,760	$ 1,600	$ 1,369
Fair value of shares vested	$ 2,085	$ 1,824	$ 2,476

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 26,	October 27,	October 28,
(in thousands)	2014	2013	2012
Stock-based compensation expense recognized	$ 14,393	$ 17,596	$ 16,710
Income tax benefit recognized	(5,469)	(6,655)	(6,334)
After-tax stock-based compensation expense	$ 8,924	$ 10,941	$ 10,376